Stock Option Plan (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Annual dividend yield	0.00%	0.00%
Minimum [Member]
Stock price volatility	98.00%	84.00%
Risk-free rate of return	0.22%	0.22%
Expected life	1 year 6 months	1 year 6 months
Maximum [Member]
Stock price volatility	118.00%	110.00%
Risk-free rate of return	0.39%	0.35%
Expected life	5 years	5 years